Income taxes (Details) - Schedule of components of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Income Tax Expense [Abstract]
Current income tax expense	$ 4,836	$ 69
Deferred income tax recovery	(1,118)	(1,679)
Income tax expense (recovery)	$ 3,718	$ (1,610)	[1]

[1]	Certain fiscal 2021 amounts were adjusted through changes in accounting policies (see Note 5)